DERIVATIVES Q - Schedule of Company’s Derivatives Portfolio (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Derivative [Line Items]
Notional Amounts	$ 7,208,040	$ 5,769,802
Derivative Assets	145,710	207,653
Derivative Liabilities	(67,400)	(165,858)
Digital Assets
Derivative [Line Items]
Notional Amounts	4,289,937	4,685,112
Derivative Assets	119,910	185,208
Derivative Liabilities	(48,948)	(145,493)
Foreign currencies
Derivative [Line Items]
Notional Amounts	354,282	19,259
Derivative Assets	4,433	12,064
Derivative Liabilities	(3,877)	(10,483)
Equity securities
Derivative [Line Items]
Notional Amounts	2,210,091	1,049,846
Derivative Assets	19,316	10,343
Derivative Liabilities	(12,707)	(9,683)
Interest rates
Derivative [Line Items]
Notional Amounts	289,446	5,002
Derivative Assets	97	19
Derivative Liabilities	(1,054)	(13)
Commodities
Derivative [Line Items]
Notional Amounts	64,284	10,583
Derivative Assets	1,954	19
Derivative Liabilities	(814)	(186)
Digital assets receivable
Derivative [Line Items]
Notional Amounts	7,153	3,911
Derivative Assets	21,432	60,720
Derivative Liabilities	0	0
Embedded derivatives — Digital assets borrowed
Derivative [Line Items]
Notional Amounts	2,970,695	1,269,013
Derivative Assets	58,818	24,039
Derivative Liabilities	(152,885)	(252,635)
Embedded derivatives — Collateral payable
Derivative [Line Items]
Notional Amounts	2,249,077	1,219,247
Derivative Assets	65,125	55,848
Derivative Liabilities	(341,053)	(161,261)
Embedded derivatives — Payable to customer
Derivative [Line Items]
Notional Amounts	88,907
Derivative Assets	1,820
Derivative Liabilities	$ 0
Embedded derivatives — Notes payable
Derivative [Line Items]
Notional Amounts		847,500
Derivative Assets		0
Derivative Liabilities		$ (136,192)